12. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of tax credits and unused tax losses

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2020	Expiry Date Range	2019	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	2,132,000	No expiry date	2,500,000	No expiry date
Property and equipment	16,000	No expiry date	16,000	No expiry date
Share issue costs	216,000	2021 to 2024	230,000	2020 to 2023
Allowable capital losses	3,762,000	No expiry date	3,221,000	No expiry date
Non-capital losses available for future periods	17,205,000	2026 to 2040	16,122,000	2026 to 2039